DEBT AGREEMENTS (Details-Future minimum payments)	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	0
2025	0
2026 and after	1,184,516
Total	$ 1,184,516